LAUDUS TRUST
(the “Trust”)

Laudus Rosenberg U.S. Large Capitalization Value Fund

Supplement dated May 5, 2009 to the
Prospectus dated July 31, 2008,
as supplemented December 15, 2008, February 27, 2009
and March 27, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.  Reduction of Investment Minimum

Effective May 5, 2009, the minimum initial investment for the Laudus Rosenberg U.S. Large Capitalization Value Fund will be $100, and there will be no minimum balance requirement. Accordingly, the “Multiple Classes” Section beginning on Page 35 of the Prospectus is deleted and replaced in its entirety with the following:

MULTIPLE CLASSES

As indicated previously, the Funds (other than the Laudus Rosenberg U.S. Small Capitalization Fund) offer two classes of shares in this Prospectus to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The two classes of shares are Select Shares (formerly known as Institutional Shares) and Investor Shares. The Laudus Rosenberg U.S. Small Capitalization Fund (currently closed to new investors) offers three classes of shares to investors: Investor Shares, Select Shares (formerly known as Institutional Shares) and Adviser Shares. The following table sets forth basic investment and fee information for each class of each Fund except the Laudus Rosenberg U.S. Large Capitalization Value Fund.

				ANNUAL
				DISTRIBUTION
	MINIMUM			AND
	INITIAL FUND	SUBSEQUENT	ANNUAL	SHAREHOLDER
NAME OF CLASS	INVESTMENT*	INVESTMENT*	SERVICE FEE	SERVICE FEE

Investor	$100	None	None	0.25%
Select	$50,000	None	None	None
Adviser	$100,000	$1,000	0.25%	None

*	Certain exceptions apply. See “Select Shares” and “Investor Shares” below.

With respect to the Laudus Rosenberg U.S. Large Capitalization Value Fund, the following table sets forth basic investment and fee information for each class of the Fund. Please note that it is anticipated that on or about July 27, 2009, the multiple share classes of the Laudus Rosenberg U.S. Large Capitalization Value Fund will be combined into a single class of shares of the Fund, and the Fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes for the Laudus Rosenberg U.S. Large Capitalization Value Fund should be considered deleted.

			ANNUAL
			DISTRIBUTION
	MINIMUM		AND
	INITIAL FUND	SUBSEQUENT	SHAREHOLDER
NAME OF CLASS	INVESTMENT*	INVESTMENT	SERVICE FEE

Select	$100	None	None
Investor	$100	None	0.00	%†

*	Certain exceptions apply. See “Select Shares” and “Investor Shares” below.

†	The Laudus Rosenberg U.S. Large Capitalization Value Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Shares that authorizes the payment of up to 0.25% for the distribution of the Investor Class shares. However, as of May 5, 2009, no further fees will be assessed under the plan with respect to the Investor Shares of the Fund.

Please note that Intermediaries (as defined below) may impose additional or different conditions than the Funds on purchases, redemptions or exchanges of Fund shares, including different initial, subsequent and maintenance investment requirements.

SELECT SHARES

Select Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Select Shares, an investor must make an initial investment of at least $50,000 in the particular Fund (except with respect to the Laudus Rosenberg U.S. Large Capitalization Value Fund, where the minimum initial investment is $100). Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, for certain wrap accounts, and for accounts held through certain intermediaries. The minimum may also be waived for certain other investors, including directors, officers and employees of Charles Schwab and AXA Rosenberg. Select Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

INVESTOR SHARES

Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $100 in the particular Fund. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, and for accounts held through certain intermediaries, including those who have made arrangements with a Fund to offer shares to their clients as part of various asset allocation programs. The Trustees have authorized the Trust to reimburse, out of the Investor Class assets of a Fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor Class shares of the Fund an amount up to 0.15% of the average daily net assets of that class on an annual basis. In addition, as described above, the Distribution and Shareholder Service Plan that the Trust has adopted for Investor Shares permits the Trust to reimburse, out of the Investor Class assets of a Fund, in an amount up to 0.25% of the average daily net assets of that class on an annual basis, financial intermediaries that provide services in connection with the distribution of Investor Class shares of the Fund (see “Management of the Trust — Distributor”). As of May 5, 2009, no further fees will be assessed on the Investor Class shares of the Laudus Rosenberg U.S. Large Capitalization Value Fund for sub-accounting and sub-transfer agency services or under the Distribution and Shareholder Service Plan.

ADVISER SHARES

Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund may be purchased solely through accounts established under a fee-based program which is sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Trust’s Distributor and under which each investor pays a fee to the broker-dealer or other financial adviser, or its affiliate or agent, for investment management or administrative services. In order to be eligible to purchase Adviser Shares, a broker-dealer or other financial adviser must make an initial investment of at least $100,000 of its client’s assets in the Laudus Rosenberg U.S. Small Capitalization Fund. In its sole discretion, CSIM may waive this minimum asset investment requirement. Adviser Shares are sold without any initial or deferred sales charges and are not subject to ongoing distribution fees. However, under the terms of the Service Plan adopted by the Trust with respect to Adviser Shares of the Laudus Rosenberg U.S. Small Capitalization Fund, the Trust is permitted to reimburse, out of the Adviser Class assets of the Laudus Rosenberg U.S. Small Capitalization Fund, in an amount up to 0.25% of the average daily net assets of that class on an annual basis, financial intermediaries that have established a shareholder servicing relationship with the Trust on behalf of their customers. In addition, the Trustees have authorized the Laudus Rosenberg U.S. Small Capitalization Fund to pay up to 0.05% of its average daily net assets attributable to Adviser Shares for sub-transfer agency services in connection with such shares.

GENERAL

Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others (collectively, “Intermediaries”). Investors purchasing and redeeming shares of the Funds through an Intermediary may be charged a transaction-based fee or other fee for the services provided by the Intermediary. Each such Intermediary is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Intermediaries should read this Prospectus in light of the terms governing accounts with their particular organization.

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2.  Reduction of Net Annual Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of the investment adviser on the Laudus Rosenberg U.S. Large Capitalization Value Fund’s net operating expenses will be reduced as follows:

	Current Net Operating	New Net Operating
	Expense Limit	Expense Limit

Investor Shares	1.14%	0.84%
Select Shares	0.84%	0.84%

Accordingly, the “Annual Operating Expenses” and “Example” tables on Page 28 in the “Fees and Expenses” Section of the Prospectus are deleted and replaced in their entirety with the following:

Annual Operating Expenses

	Select	Investor

Laudus Rosenberg U.S. Large Capitalization Value Fund
Management Fees	0.75%	0.75%
Distribution and Shareholder Service (12b-1) Fees	None	0.00%†
Other Expenses	2.13%	2.28%

Total Annual Fund Operating Expenses	2.88%	3.03%
Less Fee Waiver/Expense Reimbursement[b]	(2.04)%	(2.19)%

Net Expenses	0.84%	0.84%

Example

	After	After	After	After
	1 Year	3 Years	5 Years	10 Years

Select	$86	$268	$946	$2,905
Investor	$86	$268	$982	$3,042

†	The Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the payment of up to 0.25% for the distribution of the Investor Share Class. The amount in the table has been restated to reflect that, as of May 5, 2009, no fees are being assessed under the plan.

[b]	Pursuant to the Adviser’s contractual undertaking (the “Expense Limitation Agreement”) to waive its management fee and bear certain expenses for the Select and Investor classes when the operating expenses reach 0.84% (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2011. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund’s Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

3.  Share Class Combination

Effective on or about July 27, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the Laudus Rosenberg U.S. Large Capitalization Value Fund, and the Fund will no longer offer multiple share classes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG47102

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LAUDUS TRUST
(the “Trust”)

Laudus Mondrian International Fixed Income Fund

Supplement dated May 5, 2009 to the
Prospectus dated July 31, 2008, as supplemented
February 27, 2009 and April 3, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.  Reduction of Investment Minimum

Effective May 5, 2009, the minimum initial investment for the Laudus Mondrian International Fixed Income Fund will be $100, and there will be no minimum balance requirement. Accordingly, the “Multiple Classes” Section beginning on Page 28 of the Prospectus is deleted and replaced in its entirety with the following:

MULTIPLE CLASSES

As indicated previously, the Funds offer three classes of shares in this Prospectus to investors, with eligibility for purchase depending on the amount invested in a particular Fund. The three classes of shares are Institutional Shares, Select Shares and Investor Shares. The following table sets forth basic investment and fee information for each class for each of the Funds except the Laudus Mondrian International Fixed Income Fund.

			ANNUAL
			DISTRIBUTION
	MINIMUM		AND
	INITIAL FUND	SUBSEQUENT	SHAREHOLDER
NAME OF CLASS	INVESTMENT*	INVESTMENT*	SERVICE FEE

Institutional	$500,000	None	None
Select	$50,000	None	None
Investor	$100	None	0.25%

*	Certain exceptions apply. See “Institutional Shares” and “Investor and Select Shares” below.

With respect to the Laudus Mondrian International Fixed Income Fund, the following table sets forth basic investment and fee information for each class of the Fund. Please note that it is anticipated that on or about July 27, 2009, the multiple shares classes of the Laudus Mondrian International Fixed Income Fund will be combined into a single class of shares of the Fund, and the Fund will discontinue offering multiple classes of shares to investors. Once the share class combination has been effected, all references to multiple classes for the Laudus Rosenberg International Fixed Income Fund should be considered deleted.

			ANNUAL
			DISTRIBUTION
	MINIMUM		AND
	INITIAL FUND	SUBSEQUENT	SHAREHOLDER
NAME OF CLASS	INVESTMENT*	INVESTMENT	SERVICE FEE

Institutional	$100	None	None
Select	$100	None	None
Investor	$100	None	0.00	%†

*	Certain exceptions apply. See “Institutional Shares” and “Investor and Select Shares” below.

†	The Laudus Mondrian International Fixed Income Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Shares that authorizes the payment of up to 0.25% for the distribution of the Investor Class shares. However, as of May 5, 2009, no further fees will be assessed under the plan with respect to the Investor Shares of the Fund.

Please note that Intermediaries (as defined below) may impose additional or different conditions than the Funds on purchases, redemptions or exchanges of Fund shares, including different initial, subsequent and maintenance investment requirements.

INSTITUTIONAL SHARES

Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) benefit plans and individuals, including clients of investment advisers. In order to be eligible to purchase Institutional Shares, an investor must make an initial investment of at least $500,000 in the particular Fund (except with respect to the Laudus Mondrian International Fixed Income Fund, where the minimum initial investment is $100). Investment advisers may aggregate investments across client accounts in order to reach this minimum investment requirement. In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, for certain wrap accounts, and for accounts held through certain intermediaries. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing Distribution and Shareholder Service Fee.

INVESTOR AND SELECT SHARES

Investor and Select Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor and Select Shares, an investor must make an initial investment of at least $100 and $50,000, respectively, in the particular Fund (except with respect to the Laudus Mondrian International Fixed Income Fund, where the minimum initial investment is $100 for each class). In its sole discretion, CSIM may waive this minimum investment requirement. CSIM may waive this investment minimum for the benefit plans described above, and for accounts held through certain intermediaries, including those who have made arrangements with the Funds to offer shares to their clients as part of various asset allocation programs. The minimum for Select Shares may also be waived for certain other investors, including directors, officers and employees of Charles Schwab and Mondrian. The Trustees have authorized the Trust to reimburse, out of the Investor and Select Class assets of the Funds, Intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor or Select Class shares of the Funds an amount up to 0.15% of the average daily net assets of that class on an annual basis. In addition, as described above, the Distribution and Shareholder Service Plan that the Trust has adopted for Investor Shares of the Funds permits the Trust to reimburse, out of the Investor Class assets of the Funds, in an amount up to 0.25% of the average daily net assets of that class on an annual basis, Intermediaries that provide services in connection with the distribution of Investor Class shares of the Funds (see “Management of the Trust — Distributor”). As of May 5, 2009, no further fees will be assessed on the Investor and Select Classes of the Laudus Mondrian International Fixed Income Fund for sub-accounting and sub-transfer agency services or under the Distribution and Shareholder Service Plan.

GENERAL

Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations, broker-dealers or other intermediaries purchasing for the accounts of others (collectively, “Intermediaries”). Investors purchasing and redeeming shares of the Funds through an Intermediary may be charged a transaction-based fee or other fee for the services provided by the Intermediary. Each such Intermediary is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions with respect to purchases and redemptions of Fund shares. Customers of Intermediaries should read this Prospectus in light of the terms governing accounts with their particular organization.

2.  Reduction of Net Annual Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of the investment adviser on the Laudus Mondrian International Fixed Income Fund’s net operating expenses will be reduced as follows:

	Current Net Operating	New Net Operating
	Expense Limit	Expense Limit

Investor Shares	1.10%	0.75%
Select Shares	0.82%	0.75%
Institutional Shares	0.75%	0.75%

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Accordingly, the “Fees and Expenses” Section on Page 21 of the Prospectus is deleted and replaced in its entirety with the following:

Fees and Expenses

The following table describes what you could expect to pay as a Fund investor. “Shareholder Fees” are charged to you directly by the Fund. “Annual Operating Expenses” are paid out of Fund assets, so their effect is included in the total return for each share class.

	Institutional	Select	Investor

Fee Table%
Shareholder Fees (paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A	N/A
Redemption Fee (charged only to shares redeemed or exchanged within 30 days of purchase)[a]	2.00%	2.00%	2.00%
Exchange Fee	N/A	N/A	N/A

	Institutional	Select	Investor

Annual Operating Expenses Management Fees	0.60%	0.60%	0.60%
Distribution and Shareholder Service (12b-1) Fees	None	None	0.00%†
Other Expenses[b]	0.63%	0.71%	0.72%

Total Annual Fund Operating Expenses	1.23%	1.31%	1.32%
Less Fee Waiver and/or Expense Reimbursement[c]	(0.48)%	(0.56)%	(0.57)%

Net Expenses	0.75%	0.75%	0.75%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	After	After
	1 Year	3 Years

Institutional[c]	$77	$239
Select[c]	$77	$239
Investor[c]	$77	$239

[a]	The Trust reserves the right, in its sole discretion, to waive this fee when, in its judgment, such waiver would be in the best interests of the Trust or the Fund. See “Redeeming Shares.” The Fund charges no other redemption fees.

[b]	“Other expenses” are based on estimated amounts for the current fiscal year.

†	The Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act of 1940 that authorizes the payment of up to 0.25% for the distribution of the Investor Share Class. The amount in the table has been amended and restated to reflect that, as of May 5, 2009, no fees are being assessed under the plan.

[c]	Pursuant to the Adviser’s contractual undertaking (the “Expense Limitation Agreement”) to waive its management fee and bear certain expenses for the Institutional, Select and Investor classes when the operating expenses reach 0.75% (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Expense Limitation Agreement will be in place until at least July 30, 2011. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to Adviser during the next two fiscal years to the extent that the repayment will not cause the Fund’s Net Expenses to exceed the then current limit (as stated in the Expense Limitation Agreement) during the respective year.

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3.  Share Class Combination

Effective on or about July 27, 2009, the Investor Share Class, Select Share Class, and Institutional Share Class will be combined into a single class of shares of the Laudus Mondrian International Fixed Income Fund, and the Fund will no longer offer multiple share classes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG47101

4